ORGANIZATION AND PRINCIPAL ACTIVITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Ensysce Biosciences, Inc. (“Ensysce”), along with its subsidiary, Covistat Inc. (“Covistat”) and its wholly owned subsidiary EBI Operating, Inc. (collectively, the “Company”), is engaged in the development of small and large molecule drug delivery platforms targeting pain and cancer markets. The primary focus of the Company is its small molecule program developing abuse and overdose resistant pain technology with a clinical stage program being the abuse resistant, TAAP (Trypsin Activated Abuse Protection) opioid product candidate, PF614. In addition, the Company is developing its MPARTM (Multi-Pill Abuse Resistant) technology for overdose protection which will be applied to the PF614 program. In 2019, the Company commenced development work applying its TAAP and MPAR technology to a methadone prodrug for use in the treatment of Opioid Use Disorder (OUD). The Company has also developed a delivery platform for large biomolecules utilizing single walled carbon nanotubes (SWCNT) to produce intravenously delivered immunology and gene therapy products.

The Company currently operates in one business segment, which is pharmaceuticals. The Company is not organized by market and is managed and operated as one business. A single management team reports to the chief operating decision maker, the Chief Executive Officer.

In March 2020, the World Health Organization declared the outbreak of a respiratory disease caused by a new coronavirus as a “pandemic.” First identified in late 2019 and known now as COVID-19, the outbreak has impacted millions of individuals worldwide. In response, many countries have implemented measures to combat the outbreak which have impacted global business operations. As of the date of issuance of the consolidated financial statements, the Company’s operations have not been significantly impacted; however, the Company continues to monitor the situation. No impairments were recorded as of the balance sheet date as no triggering events or changes in circumstances had occurred as of year-end; however, due to significant uncertainty surrounding the situation, management’s judgment regarding this could change in the future. In addition, while the Company’s results of operations, cash flows and financial condition could be negatively impacted, the extent of the impact cannot be reasonably estimated at this time.

In June 2020, the Company commenced an initiative to develop a therapeutic for the treatment of certain coronavirus infections through the formation of a separate entity, Covistat, Inc., a Delaware corporation. Pursuant to the articles of incorporation, Covistat was authorized to issue 1,000,000 shares of common stock, $0.001 par value per share, and 100,000 shares of preferred stock, $0.001 par value per share. Ensysce is a 79.2% shareholder in Covistat, with 19.8% and 1.0% of the shares held by certain key personnel of the Company and an unrelated party, respectively.

In January 2021, the Company entered into a definitive merger agreement with a special purpose acquisition company (“SPAC”). In connection with the merger, outstanding shares of Ensysce (including shares resulting from the conversion of Ensysce’s convertible debt prior to closing) will be converted in the business combination into the right to receive shares of the SPAC at an exchange ratio of 0.06585. In addition, Ensysce’s existing options and warrants will be exchanged for equivalent securities in the SPAC on their existing terms (with standard adjustments to exercise price and underlying shares, consistent with the foregoing exchange ratio).

The proposed transaction has been unanimously approved by the boards of directors of both the Company and the SPAC, and is expected to close in the second quarter of 2021, subject to approval by the SPAC’s shareholders, required regulatory approvals, and other customary closing conditions. Upon closing, the SPAC intends to change its name to Ensysce Biosciences, Inc. and remain on the Nasdaq Capital Market, listed under the new ticker symbol ENSC.

The contemplated merger with the SPAC will trigger conversion of the 2015 convertible notes, the 2018 convertible notes, and the 2021 convertible note but will not trigger conversion of the 2020 convertible notes. The 2020 promissory notes and 2021 promissory notes are expected to be repaid from the proceeds of the merger with the SPAC or subsequent financing. Refer to Note 7 for details.

As of March 31, 2021, the Company had recorded $0.8 million of deferred transaction costs, consisting of legal and accounting fees directly related to the merger. The deferred transaction costs will be offset against additional paid-in capital upon completion of the merger. In the event the merger is not completed, any deferred transaction costs will be immediately charged to general and administrative expenses.

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Ensysce Biosciences, Inc. (“Ensysce”), along with its subsidiary, Covistat Inc. (“Covistat”) and its wholly owned subsidiary EBI Operating, Inc. (collectively, the “Company”), is engaged in the development of small and large molecule drug delivery platforms targeting pain and cancer markets. The primary focus of the Company is its small molecule program developing abuse and overdose resistant pain technology with a clinical stage program being the abuse resistant, TAAP (Trypsin Activated Abuse Protection) opioid product candidate, PF614. In addition, the Company is developing its MPARTM (Multi-Pill Abuse Resistant) technology for overdose protection which will be applied to the PF614 program. In 2019, the Company commenced development work applying its TAAP and MPAR technology to a methadone prodrug for use in the treatment of Opioid Use Disorder (OUD). The Company has also developed a delivery platform for large biomolecules utilizing single walled carbon nanotubes (SWCNT) to produce intravenously delivered immunology and gene therapy products.

The Company currently operates in one business segment, which is pharmaceuticals. The Company is not organized by market and is managed and operated as one business. A single management team reports to the chief operating decision maker, the Chief Executive Officer.

In March 2020, the World Health Organization declared the outbreak of a respiratory disease caused by a new coronavirus as a “pandemic.” First identified in late 2019 and known now as COVID-19, the outbreak has impacted millions of individuals worldwide. In response, many countries have implemented measures to combat the outbreak which have impacted global business operations. As of the date of issuance of the consolidated financial statements, the Company’s operations have not been significantly impacted; however, the Company continues to monitor the situation. No impairments were recorded as of the balance sheet date as no triggering events or changes in circumstances had occurred as of year-end; however, due to significant uncertainty surrounding the situation, management’s judgment regarding this could change in the future. In addition, while the Company’s results of operations, cash flows and financial condition could be negatively impacted, the extent of the impact cannot be reasonably estimated at this time.

In June 2020, the Company commenced an initiative to develop a therapeutic for the treatment of certain coronavirus infections through the formation of a separate entity, Covistat, Inc., a Delaware corporation. Pursuant to the articles of incorporation, Covistat was authorized to issue 1,000,000 shares of common stock, $0.001 par value per share, and 100,000 shares of preferred stock, $0.001 par value per share. Ensysce is a 79.2% shareholder in Covistat, with 19.8% and 1.0% of the shares held by certain key personnel of the Company and an unrelated party, respectively.